Note 20 - Borrowings - Maturity of Borrowings (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Total borrowings		$ 330,933	$ 619,007
Interest to be accrued (*)	[1]	3,038	15,933
Total		333,971	634,940
Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings		219,501	303,268
Interest to be accrued (*)	[1]	2,465	9,829
Total		221,966	313,097
Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings		107,438	104,147
Interest to be accrued (*)	[1]	560	5,068
Total		107,998	109,215
Later than two years and not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings		3,994	207,595
Interest to be accrued (*)	[1]	13	1,014
Total		4,007	208,609
Later than three years and not later than four years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings			3,997
Interest to be accrued (*)	[1]		22
Total			4,019
Later than four years and not later than five years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings
Interest to be accrued (*)	[1]
Total
Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings
Interest to be accrued (*)	[1]
Total
Other borrowings [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings		330,933	619,007
Other borrowings [member] | Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings		219,501	303,268
Other borrowings [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings		107,438	104,147
Other borrowings [member] | Later than two years and not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings		3,994	207,595
Other borrowings [member] | Later than three years and not later than four years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings			3,997
Other borrowings [member] | Later than four years and not later than five years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings
Other borrowings [member] | Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings

[1]	Includes the effect of hedge accounting.